Consolidated Statements of Cash Flows € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Operating activities:
Net income (including non-controlling interests)	$ 3,243	$ 1,380	$ 1,022
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	2,945	2,632	2,675
Impairment charges	204	116	1,038
Goodwill/(bargain purchase gain)	(1,858)	0	0
Interest expense	577	510	715
Interest income	(281)	(400)	(570)
Income tax expense	359	1,535	238
Net loss on disposal of subsidiaries	63	0	1,469
Income from investments in associates, joint ventures and other investments	(806)	(779)	(1,184)
Impairment on investments in associates, joint ventures and other investments	123	0	1,405
Provision on pensions and other post-employment benefits	232	166	249
Unrealized foreign exchange effects	114	639	409
Votorantim settlement expense	420	0	0
Write-downs of inventories to net realizable value, provisions and other non-cash operating expenses net	576	592	(400)
Changes in assets and liabilities that provided (required) cash, net of acquisitions and disposals:
Trade accounts receivable and other	597	(192)	307
Inventories	820	238	1,568
Trade accounts payable and other	(942)	56	(271)
VAT and other amounts (paid) received to/from public authorities	232	(204)	9
Other working capital and provisions movements	(742)	(287)	110
Interest paid	(828)	(799)	(788)
Interest received	308	358	553
Income taxes paid	(633)	(763)	(977)
Dividends received from associates, joint ventures and other investments	362	295	316
Cash contributions to plan assets and benefits paid for pensions and other post-employment benefits	(277)	(241)	(248)
Net cash provided by operating activities	4,808	4,852	7,645
Investing activities:
Purchase of property, plant and equipment and intangibles	(4,337)	(4,405)	(4,613)
Disposals of net assets of subsidiaries, net of cash disposed of 10, nil and 24 in 2025, 2024 and 2023, respectively	(10)	0	254
Acquisitions of net assets of subsidiaries, net of cash acquired of 369, 249 and 4 in 2025, 2024 and 2023, respectively	47	(184)	(2,524)
Disposals of property, plant and equipment and intangibles	100	568	718
Acquisition of and capital increase in associates and joint ventures	(206)	(1,168)	(73)
Settlement of Votorantim put option liability	(202)	0	0
Proceeds from repayment of a loan in connection with the sale of ArcelorMittal Temirtau	301	111	0
(Acquisitions) disposals of financial assets	(19)	216	560
Other investing activities net	(225)	(125)	(170)
Net cash provided by / (used in) investing activities	(4,551)	(4,987)	(5,848)
Financing activities:
Payments from mandatorily convertible subordinated notes/ mandatorily convertible bonds	0	0	(340)
Transactions with non-controlling interests	(88)	172	0
Proceeds from short-term debt	32	257	218
Proceeds from long-term debt	2,107	2,227	134
Payments of short-term debt	(2,359)	(1,192)	(1,670)
Payments of long-term debt	(420)	(61)	(16)
Share buyback	(262)	(1,300)	(1,208)
Dividends paid (includes 121, 187 and 162 of dividends paid to non-controlling shareholders in 2025, 2024 and 2023, respectively)	(542)	(580)	(531)
Payment of principal portion of lease liabilities and other financing activities	(234)	(203)	(253)
Net cash provided by / (used in) financing activities	(1,766)	(680)	(3,666)
Net (decrease) in cash and cash equivalents	(1,509)	(815)	(1,869)
Effect of exchange rate changes on cash	504	(471)	255
Cash and cash equivalents:
At the beginning of the year	6,400	7,686	9,300
Reclassification of the period-end cash and cash equivalents to held for sale	(3)	0	0
At the end of the year	$ 5,392	$ 6,400	$ 7,686